N-2	Jul. 26, 2024 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001756404
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-2
Entity Registrant Name	PRINCIPAL REAL ASSET FUND
Entity Address, Address Line One	711 High Street
Entity Address, City or Town	Des Moines
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50392
City Area Code	(515)
Local Phone Number	247-6651
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Aug. 01, 2024
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Share Class
	A	Institutional	Y
Shareholder Transaction Expenses
Maximum Sales Load (percentage of offering price)(1)	5.75%	None	None
Dividend Reinvestment and Cash Purchase Plan Fees	None	None	None
Annual Fund Expenses (as a percentage of net assets attributable to Shares)
Management Fee(2)	1.70%	1.70%	1.70%
Distribution and/or Service (12b-1) Fees	0.25%	N/A	N/A
Interest Payments on Borrowed Funds	0.04%	0.04%	0.04%
Other Expenses	16.32%	1.17%	0.32%
Acquired Fund Fees and Expenses(3)	0.38%	0.38%	0.38%
Total Annual Fund Expenses	18.69%	3.29%	2.44%
Fee Waiver and/or Expense Reimbursement(4)(5)	(16.88)%	(1.78)%	(1.13)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement(6)	1.81%	1.51%	1.31%
(1)     You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest at least $100,000 in the Fund. More information about these and other discounts is available under PURCHASING FUND SHARES.
(2)    The Management Fee includes the fee paid to PGI. PGI will pay the Sub-Advisor(s) from its Management Fee pursuant to the sub-advisory agreements. See "Management of the Fund." There is no separate investment advisory agreement with, or management fees charged to, any Subsidiary (as defined below).
(3)    Acquired Fund Fees and Expenses ("AFFE") include certain of the fees and expenses incurred indirectly by the Fund because of its investments in shares of investment companies and interests in certain Private Funds. Although Private Funds are not investment companies registered under the 1940 Act, some of these Private Funds would be investment companies but for Sections 3(c)(1) and 3(c)(7) of the 1940 Act (collectively, the "3(c)(1) and 3(c)(7) Private Funds"). AFFE includes certain of the fees and expenses, such as management fees, audit, and legal expenses ("Operating Costs"), incurred indirectly by the Fund through its investments in shares of investment companies and interest in 3(c)(1) and 3(c)(7) Private Funds (based on information provided by the managers of such 3(c)(1) and 3(c)(7) Private Funds). AFFE excludes, however, the Operating Costs incurred by the Fund through its direct and indirect investments in interests of Private Funds that are not 3(c)(1) and 3(c)(7) Private Funds (e.g., entities relying on Section 3(c)(5)(C) (i.e. REITs) or 3(c)(6) of the 1940 Act or Rule 3a-1 under the 1940 Act (the "Excluded Private Funds")). The calculation of AFFE is based on the Fund's average net assets of approximately $150 million for the fiscal year ended March 31, 2024 and assumes investments in shares of investment companies and interests of 3(c)(1) and 3(c)(7) Private Funds of approximately 40% of the Fund's net assets. These allocations may change substantially over time and such changes may significantly affect AFFE. As of March 31, 2024, approximately 39% of the Fund's average net assets were invested in Excluded Private Funds either directly or indirectly. If the estimated Operating Costs of such Excluded Private Funds (which equal approximately 1.03% of the Fund's net assets) were included in AFFE, the Fund's Total Annual Operating Expenses would equal 2.34% for Class Y, 2.54% for Institutional Class and 2.84% for Class A shares.
(4)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending July 31, 2025. The fee waiver will reduce the Fund's Management Fees by 0.82% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, the Fund and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
(5)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.39% on Class A shares, 1.09% on Institutional Class shares and 0.89% on Class Y shares. It is expected that the expense limits will continue through the period ending July 31, 2025; however, the Fund and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
(6)    To the extent the Fund utilizes a derivative instrument such as a swap agreement, associated costs are embedded in the cost of the instrument, and the Fund's return from such instrument will be net of such expenses and any other expenses associated with the instrument.
The above Summary of Fund Expenses table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about management fees, fee waivers, and other expenses is available under PURCHASING FUND SHARES.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

	Share Class
	A	Institutional	Y
Shareholder Transaction Expenses
Maximum Sales Load (percentage of offering price)(1)	5.75%	None	None
Dividend Reinvestment and Cash Purchase Plan Fees	None	None	None
Annual Fund Expenses (as a percentage of net assets attributable to Shares)
Management Fee(2)	1.70%	1.70%	1.70%
Distribution and/or Service (12b-1) Fees	0.25%	N/A	N/A
Interest Payments on Borrowed Funds	0.04%	0.04%	0.04%
Other Expenses	16.32%	1.17%	0.32%
Acquired Fund Fees and Expenses(3)	0.38%	0.38%	0.38%
Total Annual Fund Expenses	18.69%	3.29%	2.44%
Fee Waiver and/or Expense Reimbursement(4)(5)	(16.88)%	(1.78)%	(1.13)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement(6)	1.81%	1.51%	1.31%
(1)     You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest at least $100,000 in the Fund. More information about these and other discounts is available under PURCHASING FUND SHARES.
(2)    The Management Fee includes the fee paid to PGI. PGI will pay the Sub-Advisor(s) from its Management Fee pursuant to the sub-advisory agreements. See "Management of the Fund." There is no separate investment advisory agreement with, or management fees charged to, any Subsidiary (as defined below).
(3)    Acquired Fund Fees and Expenses ("AFFE") include certain of the fees and expenses incurred indirectly by the Fund because of its investments in shares of investment companies and interests in certain Private Funds. Although Private Funds are not investment companies registered under the 1940 Act, some of these Private Funds would be investment companies but for Sections 3(c)(1) and 3(c)(7) of the 1940 Act (collectively, the "3(c)(1) and 3(c)(7) Private Funds"). AFFE includes certain of the fees and expenses, such as management fees, audit, and legal expenses ("Operating Costs"), incurred indirectly by the Fund through its investments in shares of investment companies and interest in 3(c)(1) and 3(c)(7) Private Funds (based on information provided by the managers of such 3(c)(1) and 3(c)(7) Private Funds). AFFE excludes, however, the Operating Costs incurred by the Fund through its direct and indirect investments in interests of Private Funds that are not 3(c)(1) and 3(c)(7) Private Funds (e.g., entities relying on Section 3(c)(5)(C) (i.e. REITs) or 3(c)(6) of the 1940 Act or Rule 3a-1 under the 1940 Act (the "Excluded Private Funds")). The calculation of AFFE is based on the Fund's average net assets of approximately $150 million for the fiscal year ended March 31, 2024 and assumes investments in shares of investment companies and interests of 3(c)(1) and 3(c)(7) Private Funds of approximately 40% of the Fund's net assets. These allocations may change substantially over time and such changes may significantly affect AFFE. As of March 31, 2024, approximately 39% of the Fund's average net assets were invested in Excluded Private Funds either directly or indirectly. If the estimated Operating Costs of such Excluded Private Funds (which equal approximately 1.03% of the Fund's net assets) were included in AFFE, the Fund's Total Annual Operating Expenses would equal 2.34% for Class Y, 2.54% for Institutional Class and 2.84% for Class A shares.
(4)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending July 31, 2025. The fee waiver will reduce the Fund's Management Fees by 0.82% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, the Fund and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
(5)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.39% on Class A shares, 1.09% on Institutional Class shares and 0.89% on Class Y shares. It is expected that the expense limits will continue through the period ending July 31, 2025; however, the Fund and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
(6)    To the extent the Fund utilizes a derivative instrument such as a swap agreement, associated costs are embedded in the cost of the instrument, and the Fund's return from such instrument will be net of such expenses and any other expenses associated with the instrument.
The above Summary of Fund Expenses table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about management fees, fee waivers, and other expenses is available under PURCHASING FUND SHARES.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example
The following example illustrates the hypothetical Annual Fund Expenses that you would pay on an investment in the Fund. The Example assumes that you invest $1,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year, all dividends and distributions are reinvested at NAV per share, and the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. The Example should not be considered a representation of the Fund's future expenses. Your actual expenses may be higher or lower than those shown.

Class	1 Year	3 Years	5 Years	10 Years
A	$75	$390	$625	$983
Institutional	15	85	156	346
Y	13	65	120	269

Purpose of Fee Table , Note [Text Block]
Summary of Fund Expenses
The following table summarizes the expenses of the Fund and is intended to assist shareholders and potential investors in understanding the various costs and expenses that they will bear, directly or indirectly, by investing in the Fund. Each figure below relates to a percentage of the Fund’s daily NAV over the course of a year. For a more complete description of the various fees and expenses of the Fund, see "PURCHASING FUND SHARES."

Management Fee not based on Net Assets, Note [Text Block]	The Management Fee includes the fee paid to PGI. PGI will pay the Sub-Advisor(s) from its Management Fee pursuant to the sub-advisory agreements. See "Management of the Fund." There is no separate investment advisory agreement with, or management fees charged to, any Subsidiary (as defined below).
Acquired Fund Fees and Expenses, Note [Text Block]	Acquired Fund Fees and Expenses ("AFFE") include certain of the fees and expenses incurred indirectly by the Fund because of its investments in shares of investment companies and interests in certain Private Funds. Although Private Funds are not investment companies registered under the 1940 Act, some of these Private Funds would be investment companies but for Sections 3(c)(1) and 3(c)(7) of the 1940 Act (collectively, the "3(c)(1) and 3(c)(7) Private Funds"). AFFE includes certain of the fees and expenses, such as management fees, audit, and legal expenses ("Operating Costs"), incurred indirectly by the Fund through its investments in shares of investment companies and interest in 3(c)(1) and 3(c)(7) Private Funds (based on information provided by the managers of such 3(c)(1) and 3(c)(7) Private Funds). AFFE excludes, however, the Operating Costs incurred by the Fund through its direct and indirect investments in interests of Private Funds that are not 3(c)(1) and 3(c)(7) Private Funds (e.g., entities relying on Section 3(c)(5)(C) (i.e. REITs) or 3(c)(6) of the 1940 Act or Rule 3a-1 under the 1940 Act (the "Excluded Private Funds")). The calculation of AFFE is based on the Fund's average net assets of approximately $150 million for the fiscal year ended March 31, 2024 and assumes investments in shares of investment companies and interests of 3(c)(1) and 3(c)(7) Private Funds of approximately 40% of the Fund's net assets. These allocations may change substantially over time and such changes may significantly affect AFFE. As of March 31, 2024, approximately 39% of the Fund's average net assets were invested in Excluded Private Funds either directly or indirectly. If the estimated Operating Costs of such Excluded Private Funds (which equal approximately 1.03% of the Fund's net assets) were included in AFFE, the Fund's Total Annual Operating Expenses would equal 2.34% for Class Y, 2.54% for Institutional Class and 2.84% for Class A shares.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT STRATEGIES AND RISKS
Except for Fundamental Policies described in the Fund’s Statement of Additional Information (“SAI”), the Fund's Board of Trustees may change the Fund's objective or investment strategies without a shareholder vote. If there is a material change to the Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you.
Objective
The Fund seeks to provide long-term total return (after Fund fees and expenses) in excess of inflation.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in real assets and real asset companies. Real assets include, without limitation, investments related to real estate, agriculture, infrastructure, energy, natural resources, and timber. Real asset companies include companies that primarily own, explore, mine, process, or otherwise develop real assets. The Fund invests in real assets and real asset companies directly, and indirectly through other entities, including private institutional investment funds ("Private Funds") that pursue these strategies. Indirect private investments may represent a substantial portion of the Fund’s assets.
The Fund's investments in real assets and real asset companies include public and private issuances of equity securities and debt securities (such as secured debt and mezzanine financing). The Fund invests in U.S. and foreign securities. The Fund concentrates its investments (invests more than 25% of its net assets) in securities related to real asset industries. The Fund may borrow for investment purposes, to meet repurchase requests, and for temporary, extraordinary or emergency purposes.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.
In managing the Fund, Principal Global Investors, LLC ("PGI"), the Fund’s investment advisor, determines the Fund's strategic asset allocation among strategies that are executed by PGI and one or more Sub-Advisors. PGI aims to maintain a diversified portfolio of investments that includes a variety of strategies, markets, and types of institutional asset managers and may invest excess cash balances in short-term investments. PGI has considerable latitude in allocating the Fund's assets. The Fund will use strategies and Sub-Advisors to varying degrees and may change allocations, add new or eliminate existing strategies and Sub-Advisors, and temporarily or permanently reduce allocations from time to time such that the Fund would have little or no assets allocated to a particular strategy or Sub-Advisor. Accordingly, at any given time, the Fund may not invest in all of the enumerated real asset investment strategies described in this Prospectus, and the Fund’s investment allocation is not fixed and will likely not be equally weighted.
Real Estate. This strategy invests in real estate and related investments such as: exchange-traded and privately-traded real estate investment trusts ("REITs") and REIT-like entities; commercial mortgage-backed securities ("CMBS") and other securitized products; investments related to existing or newly constructed income-producing properties (such as office, industrial, retail, and multi-family residential properties); raw land; mortgage loans; and real estate companies (companies that have substantial holdings in, or primarily own or manage, real estate; paper, lumber, hotel and entertainment companies; building supply manufacturers; and mortgage lenders and mortgage servicing companies). REITs are pooled investment vehicles that invest in real estate or real estate-related companies. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. CMBS are bonds that are secured by first mortgages on commercial real estate.
Agriculture/Farmland. This strategy invests in agriculture, including investments related to farmland and crop and livestock assets. Such investments focus on the productive capacity of the land base, and any returns are based on the biological growth of crops and livestock, as well as appreciation of land and related assets.
Infrastructure. This strategy invests in infrastructure, including in equity and debt securities issued by private and public infrastructure companies, including master limited partnerships ("MLPs"). Infrastructure investments and companies include, among other assets, regulated assets (such as electricity transmission and distribution facilities, gas distribution systems, water-related businesses like water distribution and waste water collection and processing facilities), transportation assets (such as toll roads, airports, seaports, and railway lines), communications assets (including broadcast and wireless towers and satellite networks) and social infrastructure (including schools, hospitals, prisons and courthouses).
Energy. This strategy invests in the energy sector and other energy-related assets. Such investments have exposure to a wide variety of sub-sectors, including but not limited to: oil and gas exploration, development, production, gathering, transportation, processing, storage, refining, supply, distribution, mining, transmission, servicing, industrial products and services; energy efficiency; and management, generation and marketing of energy, including renewable energies (e.g., wind, solar, hydro, geothermal).
Natural Resources/Timberland. This strategy invests in natural resources, which generally include investments related to precious metals (such as gold, silver and platinum), ferrous and nonferrous metals (such as iron, aluminum and copper), strategic metals (such as uranium and titanium), hydrocarbons (such as coal, oil and natural gas), and undeveloped real property, and mining of or exploration of these natural resources. This strategy also includes investments related to timberland, such as tree farms and managed natural forests. Timberland investments provide potential revenue generation from multiple sources, including harvesting, leasing and usage fees. Additionally, they provide the potential for appreciation on the value of the underlying land purchased and the value of the timber on that land.
Risk Factors [Table Text Block]
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Agriculture Sector Risk. Agriculture-related investments are subject to risks from a number of economic forces, including forces affecting the agricultural, commodity, energy and financial markets, as well as government policies and regulations affecting the agricultural sector and related industries. In particular, agricultural production and trade flows are significantly affected by government policies and regulations. Companies involved in agriculture are also particularly sensitive to changing weather conditions and other natural disasters.
Asset Allocation Risk. A fund's selection and weighting of asset classes and allocation among sub-advisors may cause it to underperform other funds with a similar investment objective.
Borrowing Risk. Borrowing can increase fund expenses due to interest payments to lenders and related expenses. Such borrowing also might reduce the fund’s return if the yield on the investments purchased is less than the borrowing costs.
Closed-End Structure Risk. The Fund is a closed-end management investment company structured as an “interval fund." Closed-end funds differ from open-end management investment companies, commonly known as “mutual funds,” in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV per share. There is no secondary market for the Shares, and the Fund does not expect a secondary market will develop. You may not be able to sell your Shares when and/or in the amount that you desire.
Energy/Natural Resources Sectors Risk. A fund that invests in energy/natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures, international politics, the success of exploration projects, commodity prices, energy conservation, taxes, and other government regulations. In addition, interest rates and general economic conditions may affect the demand for energy/natural resources. For example, events occurring in nature (such as earthquakes or fires in prime energy/natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect overall supply of energy/natural resources and the value of companies involved in energy/natural resources.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
Infrastructure Sector Risk. Risks associated with infrastructure and infrastructure-related assets include: supply and demand for services from and access to infrastructure; the financial condition of users and suppliers of infrastructure assets; changes in laws and regulations; environmental claims; changes in energy prices; uninsured casualties; natural disasters, terrorist events, under-insured or uninsurable losses; and other factors. Many of these factors could cause fluctuations in usage, expenses and revenues, causing the value of infrastructure investments to decline and negatively affect the Fund’s returns. Moreover, it may be difficult for the Fund to dispose of an infrastructure investment at an attractive price or at the appropriate time or in response to changing market conditions, or the Fund may otherwise be unable to complete a favorable exit strategy.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.
Liquidity Risk. Certain Fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Trading volume, lack of a market maker, or legal restrictions may impair the Fund's ability to sell particular securities at an advantageous price.
Market Volatility. Global events can impact the securities markets. Russia's invasion of Ukraine in 2022 has resulted in sanctions being levied by the United States, European Union, and other countries against Russia. Russia's military actions and the resulting sanctions could adversely affect global energy and financial markets and, thus, could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions could be substantial.
Other market disruption events include the pandemic spread of the novel coronavirus designated as COVID-19. The transmission of COVID-19 and efforts to contain its spread resulted in border closings and other travel restrictions and disruptions, disruptions to business operations, supply chains and customer activity, event cancellations and restrictions, service cancellations and reductions, significant challenges in the healthcare industry, and quarantines. Health crises may exacerbate other pre-existing political, social, economic, market and financial risks and negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant ways.
Market disruption events could also impair the information technology and other operational systems upon which a fund’s investment advisor or sub-advisor rely and could otherwise disrupt the ability of the fund’s service providers to perform essential tasks. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
Governmental and quasi-governmental authorities and regulators throughout the world, such as the Federal Reserve, have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatic changes to interest rates. Certain of those policy changes were implemented or considered in response to the
COVID-19 outbreak and inflationary pressures. Such policy changes may adversely affect the value, volatility, and liquidity of dividend and interest paying securities.
The impact of current and future market disruption events may last for an extended period of time and could result in a substantial economic downturn or recession. Such events could have significant adverse direct or indirect effects on a fund and its investments, and may result in a fund’s inability to achieve its investment objectives, adversely affect the prices and liquidity of the securities and other instruments in which a fund invests, negatively impact the fund’s performance, and cause losses on your investment in the fund.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Private and Other Underlying Funds Risk. A fund that invests in another fund is subject to the risks associated with direct ownership of the securities in which such underlying fund invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such underlying fund. Private Funds are not registered as investment companies under the Investment Company Act and therefore the Fund will not be able to avail itself of the protections of the Investment Company Act with respect to such Private Funds, including certain corporate governance protections, such as the requirement of having a majority or 50% of the directors serving on a board as independent directors, statutory protections against self-dealings by the institutional asset managers, and leverage limitations. Particularly in the early stages of the Fund, there may be a lack of underlying private funds that are currently issuing ownership interests. The Fund will hold liquid assets while it waits for such underlying funds to call capital, which may negatively impact its performance.
Real Estate Investment Trust ("REITs") Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"). Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Repurchase Offers Risk. Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or may force the Fund to maintain a higher percentage of its assets in liquid investments (including by borrowing to obtain such investments), which may harm the Fund’s investment performance. Moreover, a reduction in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated transaction costs, which may be significant), may increase the Fund’s portfolio turnover, and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If a repurchase offer is oversubscribed, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer.
Timber Industry Risk. Investments in timber-related assets are affected by prevailing market prices for wood products, which fluctuate over time, and changes in supply and demand. Demand for wood products is affected by various factors in the world economy, such as regional growth rates, construction activity, changes in currency exchange rates, and capital spending. Decreases in demand, increases in supply, or both, may reduce timber prices, which in turn may reduce the Fund’s revenues. Other factors, including federal, state and local laws and regulations, as well as prolonged adverse weather or natural disasters could negatively affect the value of the Fund's investment in timber. Moreover, the Fund’s ability to promptly sell timber-related investments in its portfolio in response to changing conditions is limited.
Valuation Risk. There is not a readily available market value for the Fund’s private investments. For example, in determining the value of Private Fund shares, the Fund will be heavily reliant on the information it receives from the Private Funds. Due to the inherent uncertainty and subjectivity of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s private investments may differ significantly from the values that would have been used had a readily available market value existed and may differ materially from the amounts the Fund may realize on any disposition of such investments. In addition, the impact of changes in the market environment and other events on the fair values of the Fund’s private investments may differ from the impact of such changes on the readily available market values for the Fund’s other investments. Accordingly, it is possible that the stated NAV of the Fund on any given date, as calculated based on such valuations, will not be accurate. Such inaccuracies could adversely affect investors in the Fund if Shares are purchased or redeemed at a price other than their true value. In addition, if the Fund's gross asset value is overstated, investors would be adversely affected by higher fees payable to PGI.
Effects of Leverage [Text Block]
The following table is designed to illustrate the effects of leverage on total return of shares of our common stock, assuming hypothetical annual investment portfolio total returns, net of expenses (consisting of income and changes in the value of investments held in our portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns that we expect to experience. Actual returns may be higher or lower than those appearing in the table.

Effects of Leverage [Table Text Block]

Assumed Return on Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding Return to Common Stockholder(1)	(10.58)%	(5.58)%	(0.58)%	4.42%	9.42%
(1) The calculation assumes (i) total assets as of March 31, 2023, (ii) a cost of funds of 6.23%, (iii) $15 million in borrowings outstanding. “Corresponding return to common stockholder” is composed of two elements: Our net investment income and gains or losses on the value of the securities we own.
Return at Minus Ten [Percent]	(10.58%)
Return at Minus Five [Percent]	(5.58%)
Return at Zero [Percent]	(0.58%)
Return at Plus Five [Percent]	4.42%
Return at Plus Ten [Percent]	9.42%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF THE SHARES
Description of Capital Structure and Shares
The following is a brief description of the capital structure of the Fund. This description is not complete and is subject to and qualified in its entirety by reference to the Declaration and the Fund’s By-Laws (the “By-Laws”). The Declaration and By-Laws are each exhibits to the registration statement of which this Prospectus is a part.
The Fund is a statutory trust established under the laws of the State of Delaware. The Declaration provides that the Trustees of the Fund may authorize separate classes of shares of beneficial interest. The Declaration authorizes the division of the beneficial interest in each Class into Shares without limitation as to number, with or without par value. The Fund currently offers three share classes: A, Institutional, and Y.
Shareholders will be entitled to the payment of distributions when, as, and if declared by the Board. All Shares have equal rights to the payment of distributions and the distribution of assets upon liquidation. Shares will, when issued, be fully paid and non-assessable by the Trust and will have no pre-emptive or conversion rights or rights to cumulative voting.
Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities, and refunding agreements as they deem necessary for their protection, the Board may distribute the remaining assets of the Fund pro rata among the holders of the Shares.
The Board may classify or reclassify any issued or unissued shares of the Fund into shares of any class by redesignating such shares or by setting or changing in any one or more respects, from time to time, the preferences, conversion, or other rights, voting powers, restrictions, limitations as to distributions, qualifications, or terms or conditions of repurchase of such shares. Any such classification or reclassification will comply with the provisions of the Declaration and the 1940 Act.
The Declaration provides for indemnification out of Fund property against liability and against all expenses reasonably incurred or paid by any Shareholder in connection with any claim, action, suit, or proceeding in which such Shareholder becomes involved as a party or otherwise by virtue of Shareholder being or having been a Shareholder in the Fund.
The Fund does not intend to hold annual meetings of Shareholders unless required by law. If the Fund does hold a meeting of Shareholders, each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote.
The following table shows the amounts of Shares of the Fund that were authorized and outstanding as of June 30, 2024:

Share Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Excluding Amount Shown Under Column 3
A	Unlimited	—	31,948
Institutional	Unlimited	—	129,502
Y	Unlimited	—	5,483,687
Anti-Takeover and Other Provisions in the Declaration
The Declaration includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office, with or without cause, by a written instrument signed by a majority of the Trustees or by a vote of shareholders owning at least two‑thirds of the outstanding shares of the Fund. The Declaration contains inhibiting provisions that would operate with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale, or transfer of substantially all of the Fund’s asset, or liquidation.
The Declaration states that no shareholder of a share class may bring a derivative action with respect to such class unless holders of at least ten percent of the outstanding shares of that class join in the bringing of such action. The Declaration also generally requires that such shareholders first make a pre‑suit demand and undertake to reimburse the Trust for the expense of any counsel or advisors used when considering the merits of the demand in case the Board determines not to bring such action. Following receipt of the demand, the Board must be afforded a reasonable amount of time to investigate and consider the demand. In each case, these requirements do not apply to shareholder derivative claims arising under the federal securities laws to the extent that any such federal securities laws, rules, or regulations do not permit such application.
Reference should be made to the Declaration on file with the SEC for the full text of these provisions.

Security Dividends [Text Block]	Shareholders will be entitled to the payment of distributions when, as, and if declared by the Board. All Shares have equal rights to the payment of distributions and the distribution of assets upon liquidation.
Security Voting Rights [Text Block]	If the Fund does hold a meeting of Shareholders, each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote.
Security Liquidation Rights [Text Block]
Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities, and refunding agreements as they deem necessary for their protection, the Board may distribute the remaining assets of the Fund pro rata among the holders of the Shares.

Security Preemptive and Other Rights [Text Block]	Shares will, when issued, be fully paid and non-assessable by the Trust and will have no pre-emptive or conversion rights or rights to cumulative voting.
Outstanding Securities [Table Text Block]

Share Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Excluding Amount Shown Under Column 3
A	Unlimited	—	31,948
Institutional	Unlimited	—	129,502
Y	Unlimited	—	5,483,687

Agriculture Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Agriculture Sector Risk. Agriculture-related investments are subject to risks from a number of economic forces, including forces affecting the agricultural, commodity, energy and financial markets, as well as government policies and regulations affecting the agricultural sector and related industries. In particular, agricultural production and trade flows are significantly affected by government policies and regulations. Companies involved in agriculture are also particularly sensitive to changing weather conditions and other natural disasters.
Asset Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Asset Allocation Risk. A fund's selection and weighting of asset classes and allocation among sub-advisors may cause it to underperform other funds with a similar investment objective.
Borrowing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Borrowing Risk. Borrowing can increase fund expenses due to interest payments to lenders and related expenses. Such borrowing also might reduce the fund’s return if the yield on the investments purchased is less than the borrowing costs.
Closed-End Structure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Closed-End Structure Risk. The Fund is a closed-end management investment company structured as an “interval fund." Closed-end funds differ from open-end management investment companies, commonly known as “mutual funds,” in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV per share. There is no secondary market for the Shares, and the Fund does not expect a secondary market will develop. You may not be able to sell your Shares when and/or in the amount that you desire.

Energy And Natural Resources Sectors Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Energy/Natural Resources Sectors Risk. A fund that invests in energy/natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures, international politics, the success of exploration projects, commodity prices, energy conservation, taxes, and other government regulations. In addition, interest rates and general economic conditions may affect the demand for energy/natural resources. For example, events occurring in nature (such as earthquakes or fires in prime energy/natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect overall supply of energy/natural resources and the value of companies involved in energy/natural resources.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Industry Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
Infrastructure Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Infrastructure Sector Risk. Risks associated with infrastructure and infrastructure-related assets include: supply and demand for services from and access to infrastructure; the financial condition of users and suppliers of infrastructure assets; changes in laws and regulations; environmental claims; changes in energy prices; uninsured casualties; natural disasters, terrorist events, under-insured or uninsurable losses; and other factors. Many of these factors could cause fluctuations in usage, expenses and revenues, causing the value of infrastructure investments to decline and negatively affect the Fund’s returns. Moreover, it may be difficult for the Fund to dispose of an infrastructure investment at an attractive price or at the appropriate time or in response to changing market conditions, or the Fund may otherwise be unable to complete a favorable exit strategy.
Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.
Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Liquidity Risk. Certain Fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Trading volume, lack of a market maker, or legal restrictions may impair the Fund's ability to sell particular securities at an advantageous price.
Market Volatility [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Volatility. Global events can impact the securities markets. Russia's invasion of Ukraine in 2022 has resulted in sanctions being levied by the United States, European Union, and other countries against Russia. Russia's military actions and the resulting sanctions could adversely affect global energy and financial markets and, thus, could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions could be substantial.
Other market disruption events include the pandemic spread of the novel coronavirus designated as COVID-19. The transmission of COVID-19 and efforts to contain its spread resulted in border closings and other travel restrictions and disruptions, disruptions to business operations, supply chains and customer activity, event cancellations and restrictions, service cancellations and reductions, significant challenges in the healthcare industry, and quarantines. Health crises may exacerbate other pre-existing political, social, economic, market and financial risks and negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant ways.
Market disruption events could also impair the information technology and other operational systems upon which a fund’s investment advisor or sub-advisor rely and could otherwise disrupt the ability of the fund’s service providers to perform essential tasks. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
Governmental and quasi-governmental authorities and regulators throughout the world, such as the Federal Reserve, have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatic changes to interest rates. Certain of those policy changes were implemented or considered in response to the
COVID-19 outbreak and inflationary pressures. Such policy changes may adversely affect the value, volatility, and liquidity of dividend and interest paying securities.
The impact of current and future market disruption events may last for an extended period of time and could result in a substantial economic downturn or recession. Such events could have significant adverse direct or indirect effects on a fund and its investments, and may result in a fund’s inability to achieve its investment objectives, adversely affect the prices and liquidity of the securities and other instruments in which a fund invests, negatively impact the fund’s performance, and cause losses on your investment in the fund.
Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Private And Other Underlying Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private and Other Underlying Funds Risk. A fund that invests in another fund is subject to the risks associated with direct ownership of the securities in which such underlying fund invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such underlying fund. Private Funds are not registered as investment companies under the Investment Company Act and therefore the Fund will not be able to avail itself of the protections of the Investment Company Act with respect to such Private Funds, including certain corporate governance protections, such as the requirement of having a majority or 50% of the directors serving on a board as independent directors, statutory protections against self-dealings by the institutional asset managers, and leverage limitations. Particularly in the early stages of the Fund, there may be a lack of underlying private funds that are currently issuing ownership interests. The Fund will hold liquid assets while it waits for such underlying funds to call capital, which may negatively impact its performance.

Real Estate Investment Trust (REITs) Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Real Estate Investment Trust ("REITs") Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"). Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Repurchase Offers Risk. Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or may force the Fund to maintain a higher percentage of its assets in liquid investments (including by borrowing to obtain such investments), which may harm the Fund’s investment performance. Moreover, a reduction in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated transaction costs, which may be significant), may increase the Fund’s portfolio turnover, and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If a repurchase offer is oversubscribed, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer.
Timber Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Timber Industry Risk. Investments in timber-related assets are affected by prevailing market prices for wood products, which fluctuate over time, and changes in supply and demand. Demand for wood products is affected by various factors in the world economy, such as regional growth rates, construction activity, changes in currency exchange rates, and capital spending. Decreases in demand, increases in supply, or both, may reduce timber prices, which in turn may reduce the Fund’s revenues. Other factors, including federal, state and local laws and regulations, as well as prolonged adverse weather or natural disasters could negatively affect the value of the Fund's investment in timber. Moreover, the Fund’s ability to promptly sell timber-related investments in its portfolio in response to changing conditions is limited.
Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Valuation Risk. There is not a readily available market value for the Fund’s private investments. For example, in determining the value of Private Fund shares, the Fund will be heavily reliant on the information it receives from the Private Funds. Due to the inherent uncertainty and subjectivity of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s private investments may differ significantly from the values that would have been used had a readily available market value existed and may differ materially from the amounts the Fund may realize on any disposition of such investments. In addition, the impact of changes in the market environment and other events on the fair values of the Fund’s private investments may differ from the impact of such changes on the readily available market values for the Fund’s other investments. Accordingly, it is possible that the stated NAV of the Fund on any given date, as calculated based on such valuations, will not be accurate. Such inaccuracies could adversely affect investors in the Fund if Shares are purchased or redeemed at a price other than their true value. In addition, if the Fund's gross asset value is overstated, investors would be adversely affected by higher fees payable to PGI.
Business Contact [Member]
Cover [Abstract]
Entity Registrant Name	The Principal Financial Group
Entity Address, Address Line One	711 High Street
Entity Address, City or Town	Des Moines
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50392
Contact Personnel Name	John L. Sullivan
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	5.75%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.70%
Interest Expenses on Borrowings [Percent]	0.04%
Distribution/Servicing Fees [Percent]	0.25%
Acquired Fund Fees and Expenses [Percent]	0.38%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	16.32%
Total Annual Expenses [Percent]	18.69%
Waivers and Reimbursements of Fees [Percent]	16.88%
Net Expense over Assets [Percent]	1.81%
Expense Example, Year 01	$ 75
Expense Example, Years 1 to 3	390
Expense Example, Years 1 to 5	625
Expense Example, Years 1 to 10	$ 983
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	A
Outstanding Security, Title [Text Block]	A
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	31,948
Institutional Class [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.70%
Interest Expenses on Borrowings [Percent]	0.04%
Acquired Fund Fees and Expenses [Percent]	0.38%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.17%
Total Annual Expenses [Percent]	3.29%
Waivers and Reimbursements of Fees [Percent]	1.78%
Net Expense over Assets [Percent]	1.51%
Expense Example, Year 01	$ 15
Expense Example, Years 1 to 3	85
Expense Example, Years 1 to 5	156
Expense Example, Years 1 to 10	$ 346
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Institutional
Outstanding Security, Title [Text Block]	Institutional
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	129,502
Class Y [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.70%
Interest Expenses on Borrowings [Percent]	0.04%
Acquired Fund Fees and Expenses [Percent]	0.38%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.32%
Total Annual Expenses [Percent]	2.44%
Waivers and Reimbursements of Fees [Percent]	1.13%
Net Expense over Assets [Percent]	1.31%
Expense Example, Year 01	$ 13
Expense Example, Years 1 to 3	65
Expense Example, Years 1 to 5	120
Expense Example, Years 1 to 10	$ 269
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Y
Outstanding Security, Title [Text Block]	Y
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	5,483,687